Class A Ordinary Shares Subject To Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - USD ($)	3 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Class AOrdinary Shares Subject To Possible Redemption Abstract
Gross proceeds			$ 300,000,000		$ 300,000,000
Proceeds allocated to Public Warrants					(12,300,000)
Class A ordinary shares issuance costs					(19,410,782)
Class A ordinary shares tendered for redemption					(266,701,252)
Accretion of carrying value to redemption value	$ 266,701,252				36,210,782
Increase in redemption value of Class A ordinary shares subject to possible redemption					4,061,515
Class A ordinary shares subject to possible redemption as of December 31, 2022		$ 42,526,135			$ 41,860,263